Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
CASH FLOW FROM OPERATING ACTIVITIES
Net income for the year	R$ 226,867	R$ 268,536	R$ 520,100
Adjustments to reconcile net income for the year
Depreciation and amortization	80,175	88,491	82,614
Gain on sale of farm	(194,842)	(306,473)	(140,658)
Residual value of property, plant and equipment and intangible assets disposed	7,369	5,882	1,586
Write-off of capitalized costs in investment properties	(1,478)	733	6,743
Share of (loss) profit of a joint venture	58	70	31
Unrealized loss (gain) on derivatives, net	82,600	(34,490)	(14,241)
Unrealized foreign exchange loss (gain), monetary variation and financial charges, net	41,225	22,259	18,769
Gain on remeasurement of receivable from sale of farms, net	(72,914)	47,227	(31,634)
Effect of share-based incentive plan – ILPA	1,800	5,928	3,165
Deferred income and social contribution taxes	(58,826)	(40,051)	76,194
Changes in fair value of biological assets and agricultural products	(40,499)	(78,238)	(549,764)
Adjustments to net realizable value of agricultural products after harvest	1,091	47,708	50,822
(Reversal of) Allowance for doubtful accounts		2,093	20
Provision for legal claims	(437)	2,180	19
Total	72,189	31,855	23,766
Changes in assets and liabilities
Trade accounts receivable	7,462	44,742	(25,715)
Inventories	(59,446)	1,372	(74,350)
Biological assets	69,918	140,483	466,490
Recoverable taxes	(9,668)	(14,612)	(612)
Derivative financial instruments	27,003	(2,099)	(24,127)
Other receivables	(24,563)	36,813	(56,409)
Trade accounts payable	(28,701)	(17,380)	(57,891)
Related parties	154	(567)	364
Taxes payable	435	14,711	17,465
Salaries and payroll	(8,662)	(2,094)	2,975
Advances from customers	12,052	(108)	2,820
Leases payable	(7,799)	(4,082)	(34,877)
Other liabilities	37,921	25,908	(5,667)
Payment of contingencies	(156)	(2,005)	(347)
Receivables from the sale of farms	263,825	210,568
Acquisitions of investment properties	(102,622)	(116,997)
Farm acquisitions	(146,948)	(144,747)
Net cash flows from operating activities	102,394	201,761	233,885
Income tax and social contribution	(22,972)	(46,028)	(28,707)
Net cash flows from operating activities	79,422	155,733	205,178
CASH FLOW FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment and intangible assets	(68,405)	(60,783)	(50,843)
Redemption of marketable securities	40,559	110,962	(36,892)
Increase in investment and participation		4,865	(1,994)
Net cash flows used in investing activities	(27,846)	55,044	(89,729)
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from loans, financing and debentures	448,057	217,583	60,436
Interest paid on loans, leases, financing and debentures	(43,873)	(30,684)	(41,697)
Payment of loans and financing	(350,933)	(127,981)	(296,555)
Dividends paid	(319,053)	(319,975)	(459,984)
Capital increase, net of share issue costs	3
Net cash flows from (used in) financing activities	(265,799)	(261,057)	(737,800)
Increase/decrease in cash and cash equivalents	(214,223)	(50,280)	(622,351)
Cash and cash equivalents at beginning of year	383,837	435,493	1,059,107
Effect of exchange rate variation on cash and cash equivalents	1,339	(1,376)	(1,263)
Cash and cash equivalents at end of year	R$ 170,953	R$ 383,837	R$ 435,493